UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 534, New York, NY 10169
(Address of principal executive offices)     (Zip code)

Eric M. Rubin, President, 230 Park Avenue, Suite 534, New York, NY 10169
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY  10036-6797

Registrant's telephone number, including area code: (212) 488-1331

Date of fiscal year end:              10/31

Date of reporting period:             07/31/14

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of July 31, 2014 are filed herewith.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.6%
Consumer Discretionary — 11.8%
Amazon.com, Inc. (a)	$8,400	2,629,116
Bed Bath & Beyond, Inc. (a)	33,000	2,088,570
Ford Motor Co.	176,000	2,995,520
McDonald's Corp.	28,200	2,666,592
Ross Stores, Inc.	32,000	2,060,800
Target Corp.	34,800	2,073,732
		14,514,330

Consumer Staples — 7.2%
Avon Products, Inc.	137,300	1,812,360
Nu Skin Enterprises, Inc., Class A	29,000	1,702,010
Procter & Gamble Co. (The)	33,300	2,574,756
Whole Foods Market, Inc.	73,200	2,797,704
		8,886,830

Energy — 10.7%
Cameron International Corp. (a)	27,700	1,964,207
Chevron Corp.	21,600	2,791,584
Occidental Petroleum Corp.	36,600	3,576,186
Peabody Energy Corp.	140,000	2,123,800
Valero Energy Corp.	53,700	2,727,960
		13,183,737

Financials — 22.3%
Aflac, Inc.	36,100	2,156,614
American International Group, Inc.	60,900	3,165,582
Bank of America Corp.	201,000	3,065,250
Citigroup, Inc.	70,700	3,457,937
First Republic Bank	56,200	2,625,664
Goldman Sachs Group, Inc. (The)	15,200	2,627,624
JPMorgan Chase & Co.	53,100	3,062,277
Leucadia National Corp.	102,800	2,540,188
Loews Corp.	58,200	2,451,966
Navient Corp.	135,000	2,322,000
		27,475,102

Health Care — 9.7%
Abbott Laboratories	62,500	2,632,500
Aetna, Inc.	28,500	2,209,605
DaVita HealthCare Partners, Inc. (a)	27,900	1,965,276
Pfizer, Inc.	90,500	2,597,350
Valeant Pharmaceuticals International, Inc. (a) (b)	21,600	2,535,624
		11,940,355

Industrials — 14.3%
Chicago Bridge & Iron Co. NV (b)	39,800	2,360,936
Deere & Co.	30,700	2,612,877
Lockheed Martin Corp.	16,800	2,805,096
Pentair PLC (b)	33,200	2,127,124
Rockwell Collins, Inc.	33,500	2,454,545
Triumph Group, Inc.	41,600	2,635,360

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.6% (continued)
Industrials — 14.3% (continued)
United Technologies Corp.	24,600	2,586,690
		17,582,628

Information Technology — 11.5%
Accenture PLC, Class A (b)	33,800	2,679,664
Apple, Inc.	17,300	1,653,361
Juniper Networks, Inc. (a)	92,800	2,184,512
NCR Corp. (a)	78,500	2,429,575
Oracle Corp.	67,300	2,718,247
QUALCOMM, Inc.	33,800	2,491,060
		14,156,419

Materials — 4.0%
Eastman Chemical Co.	31,200	2,457,936
Owens-Illinois, Inc. (a)	81,000	2,526,390
		4,984,326

Transportation — 1.0%
Knightsbridge Tankers Ltd. (b)	114,000	1,299,600
		1,299,600

Utilities — 4.1%
Duke Energy Corp.	37,000	2,668,810
Exelon Corp.	78,200	2,430,456
		5,099,266
Total Common Stocks (Cost $113,762,982)		119,122,593

Total Investments (Cost $113,762,982(c)) — 96.6%		$119,122,593
Other assets in excess of liabilities — 3.4%		4,175,237

NET ASSETS — 100.0%		$123,297,830

(a)	Non-income producing security.

(b)	Foreign security incorporated outside the United States.

(c)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$119,122,593	$-	$-	$119,122,593
Total Investments	$119,122,593	$-	$-	$119,122,593

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Risk-Managed Allocation Fund	July 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 97.6%
International Equity Exchange Traded Products— 36.7%
iShares MSCI Australia ETF	37,230	989,946
iShares MSCI Emerging Markets Minimum Volatility ETF	25,630	1,554,459
iShares MSCI EMU ETF	68,622	2,731,156
iShares MSCI Europe Financials ETF	119,014	2,852,766
WisdomTree Japan Hedged Equity Fund	20,648	1,031,781
		9,160,108

U.S. Alternatives Exchange Traded Products— 11.8%
iShares Mortgage Real Estate Capped ETF	237,615	2,936,921
		2,936,921

U.S. Equity Exchange Traded Products— 39.1%
iShares U.S. Healthcare ETF	23,794	3,044,204
iShares U.S. Preferred Stock ETF	76,411	3,020,527
iShares U.S. Technology ETF	28,098	2,749,389
PowerShares Water Resources Portfolio	37,414	926,745
		9,740,865

U.S. Fixed Income Exchange Traded Products— 10.0%
PowerShares Build America Bond Portfolio	84,693	2,488,280
		2,488,280
Total Exchange Traded Products (Cost $24,056,825)		24,326,174

Short-Term Investment — 2.7%
Money Market Fund — 2.7%
Federated Government Obligations Fund, Institutional Shares, 0.01% (a)	663,752	663,752
Total Short-Term Investments (Cost $663,752)		663,752

Total Investments (Cost $24,720,577(b)) — 100.3%		$24,989,926
Liabilities in excess of other assets — (0.3)%		(72,939)

NET ASSETS — 100.0%		$24,916,987

(a)	Represents the 7 day yield at 7/31/14.

(b)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$24,326,174	$-	$-	$24,326,174
Short-Term Investments	663,752			663,752
Total Investments	$24,989,926	$-	$-	$24,989,926

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.9%
Australia — 4.5%
Australia & New Zealand Banking Group Ltd.	16,400	517,951
BHP Billiton, Ltd.	29,100	1,046,475
Commonwealth Bank of Australia	15,200	1,183,525
		2,747,951

Belgium — 2.3%
Anheuser-Busch InBev NV	5,400	585,084
KBC Groep NV (a)	15,300	832,554
		1,417,638

Brazil — 2.7%
Banco Bradesco SA - ADR	23,500	359,080
Cielo SA - ADR	20,900	379,335
Petroleo Brasileiro SA - ADR	24,200	385,748
Ultrapar Participacoes SA	23,300	537,281
		1,661,444

Canada — 0.9%
Toronto-Dominion Bank (The)	10,700	559,075

Cayman Islands — 0.6%
Melco Crown Entertainment Ltd.	30,800	347,340

Chile — 0.9%
Sociedad Quimica y Minera de Chile SA - ADR	19,700	546,281

Denmark — 1.7%
Coloplast A/S, Class B	12,100	1,024,802

Finland — 1.0%
Nokia OYJ - ADR	79,300	628,849

France — 8.1%
AXA SA	28,400	653,192
BNP Paribas SA	8,300	549,706
Dassault Systemes SA	8,000	536,687
Eurazeo	7,350	552,381
Sanofi	8,000	841,531
Suez Environnement Co.	22,000	410,623
Total SA	9,700	624,128
Veolia Environnement	27,000	477,937
Vinci SA	5,000	345,330
		4,991,515

Germany — 11.5%
Allianz SE	4,700	785,430
BASF SE	5,900	612,893
Bayerische Motoren Werke AG	4,300	513,998
Continental AG	2,400	518,919
Daimler AG	13,600	1,125,994
Deutsche Telekom AG	40,000	647,846
Henkel AG & Co. KGaA	6,000	572,143
Hugo Boss AG	4,900	704,449
Merck KGaA	4,400	390,784

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Germany — 11.5% (continued)
SAP AG	6,000	472,518
Siemens AG	6,000	741,771
		7,086,745

India — 0.6%
ICICI Bank, Ltd. - ADR	7,200	360,144

Ireland — 0.9%
Alkermes PLC (a)	13,300	568,708

Israel — 1.0%
Check Point Software Technologies Ltd. (a)	8,900	604,043

Italy — 2.1%
Enel SpA	115,000	656,088
Luxottica Group SpA	11,500	636,085
		1,292,173

Japan — 15.1%
Asahi Kasei Corp.	59,500	475,607
Honda Motor Co., Ltd.	10,100	358,880
Makita Corp.	9,800	589,896
Mizuho Financial Group, Inc.	312,500	612,328
Nidec Corp.	9,600	632,656
Nomura Holdings, Inc.	61,100	392,321
NTT DOCOMO, Inc.	62,400	1,106,798
ORIX Corp.	39,000	642,257
Ricoh Co., Ltd.	77,700	906,317
Seiko Epson Corp.	9,500	414,791
Shin-Etsu Chemical Co., Ltd.	11,600	742,238
SoftBank Corp.	8,100	596,423
Sumitomo Corp.	56,300	750,320
Sumitomo Mitsui Financial Group, Inc.	10,000	414,256
Tokyo Electron Ltd.	10,000	655,419
		9,290,507

Mexico — 1.0%
Cemex SAB de CV - ADR (a)	49,920	626,995

Netherlands — 4.4%
ASML Holding NV	7,000	662,724
ING Groep NV (a)	81,700	1,065,248
Koninklijke KPN NV (a)	308,000	982,435
		2,710,407

Norway — 0.7%
Statoil ASA	15,000	428,939

South Africa — 0.9%
Sasol Ltd.	9,800	566,638

South Korea — 0.6%
Korea Electric Power Corp. - ADR	18,100	366,887

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	54,039	666,558
Banco Santander SA	66,382	670,304
		1,336,862

Sweden — 2.6%
Hennes & Mauritz AB, Class B	12,000	491,572
Swedbank AB	42,300	1,085,982
		1,577,554

Switzerland — 10.3%
Adecco SA	5,000	375,014
Credit Suisse Group AG	28,600	778,141
Lonza Group AG	8,800	977,455
Nestle SA	10,300	765,166
Novartis AG	12,800	1,119,806
Roche Holding AG	3,800	1,106,192
Swiss Re AG	5,500	468,465
Tyco International Ltd.	18,200	785,330
		6,375,569

United Kingdom — 19.5%
ARM Holdings PLC	40,400	577,727
Associated British Foods PLC	16,000	750,430
AstraZeneca PLC	10,000	733,496
BP PLC	143,100	1,169,347
BT Group PLC	238,900	1,566,987
Bunzl PLC	20,000	537,228
Carnival PLC	20,200	732,220
Diageo PLC - ADR	4,500	540,990
GKN PLC	144,400	834,755
GlaxoSmithKline PLC	33,200	805,197
InterContinental Hotels Group PLC	12,923	525,822
Next PLC	5,700	651,511
Reed Elsevier PLC	24,500	394,821
Rio Tinto PLC	11,700	670,039
Royal Dutch Shell PLC, Class A	19,600	807,760
Vodafone Group PLC	209,618	701,087
		11,999,417

United States — 1.8%
Amdocs Ltd.	10,000	453,400
Schlumberger Ltd.	6,100	661,179
		1,114,579
Total Common Stocks (Cost $54,240,989)		60,231,062

Short-Term Investment — 1.0%
Money Market Fund — 1.0%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	591,598	591,598
Total Short-Term Investments (Cost $591,598)		591,598

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2014 (Unaudited)

Total Investments (Cost $54,832,587(c)) — 98.9%	$60,822,660
Other assets in excess of liabilities — 1.1%	710,710

NET ASSETS — 100.0%	$61,533,370

(a)	Non-income producing security.

(b)	Represents the 7 day yield at 7/31/14.

(c)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$60,231,062	$-	$-	$60,231,062
Short-Term Investments	591,598	-	-	591,598
Total Investments	$60,822,660	$-	$-	$60,822,660

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.8%
Allen County Public Building Commission, Facilities, Revenue Bonds,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,407,438
5.15%, 12/01/36, Callable 12/01/22	500,000	530,555
Bel Aire Public Building Commission, Facilities, Revenue Bonds, AMBAC, 4.25%, 2/01/36, Callable 2/01/15	830,000	836,806
Butler County Unified School District No. 490 El Dorado, School District, GO UT, AGM, 4.05%, 9/01/27, Callable 9/01/17	630,000	660,983
Chisholm Creek Utility Authority, Water, Revenue Bonds, AMBAC, 4.25%, 9/01/29, Callable 9/01/17	300,000	305,091
City of Abilene, GO UT,
4.30%, 9/01/27, Callable 9/01/20	150,000	170,000
4.60%, 9/01/30, Callable 9/01/20	500,000	566,030
City of Beloit, Facilities, Revenue Bonds, 5.00%, 4/01/32, Pre-refunded 04/01/17 @ 100	500,000	558,995
City of Dodge City, Facilities, Revenue Bonds, AGM, 5.25%, 6/01/31, Callable 6/01/19	825,000	912,409
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	885,367
City of Hays, Nursing Homes, Revenue Bonds, 4.25%, 10/01/32, Pre-refunded 10/01/16 @ 100	1,000,000	1,083,670
City of Hiawatha, GO UT, 4.60%, 10/01/26, Pre-refunded 10/01/14 @ 100	300,000	302,052
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,049,230
City of La Cygne, Power, Revenue Bonds, XLCA, 4.05%, 3/01/15	382,000	387,371
City of Lawrence, Medical, Revenue Bonds, 5.25%, 7/01/21, Callable 7/01/16	610,000	638,572
City of Lawrence, Water, Revenue Bonds, 4.30%, 11/01/22, Callable 11/01/18	235,000	257,861
City of Leawood, GO UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	607,629
City of Lenexa, GO UT, 4.00%, 9/01/25, Callable 9/02/14	480,000	480,773
City of Lindsborg, GO UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	639,156
City of Maize, Water, Revenue Bonds, 5.25%, 8/01/26, Callable 8/01/16	1,000,000	1,048,860
City of Manhattan, GO UT,
4.50%, 11/01/17	400,000	445,996
4.10%, 11/01/26, Callable 11/01/18	415,000	439,991
City of Manhattan, Medical, Revenue Bonds, 5.00%, 11/15/29, Callable 11/15/22	615,000	663,788
City of Olathe, Medical, Revenue Bonds,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,416,847
5.25%, 9/01/25, Callable 9/01/19	540,000	597,834
4.00%, 9/01/28, Callable 9/01/21	250,000	254,158
5.00%, 9/01/29, Callable 9/01/17	810,000	851,350
4.00%, 9/01/30, Callable 9/01/21	450,000	453,857
5.00%, 9/01/30, Callable 9/01/19	750,000	804,015
City of Olathe, Tax Allocation, 5.45%, 9/01/22, Callable 3/01/17	560,000	416,343
City of Ottawa, Education, Revenue Bonds, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,637,821
City of Overland Park, GO UT, 5.00%, 9/01/19, Callable 9/02/14	630,000	631,833
City of Park City, GO UT, 5.38%, 12/01/25, Callable 12/01/19	500,000	548,445
City of Phillipsburg, Facilities, Revenue Bonds, 4.50%, 10/01/28, Callable 10/01/20	545,000	581,766
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 4/01/16	1,100,000	764,984
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 8/01/15	500,000	507,325
City of Salina, Medical, Revenue Bonds,
5.00%, 10/01/20, Callable 4/01/16	460,000	478,216
5.00%, 10/01/23, Callable 4/01/16	570,000	589,380
City of Shawnee, GO UT, 4.00%, 12/01/27, Callable 12/01/24	425,000	468,350
City of Topeka KS Combined Utility Revenue, Utilities, Revenue Bonds,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,735,980
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,305,870
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,256,849
City of Topeka, GO UT,
4.00%, 8/15/30, Callable 8/15/15	2,000,000	2,014,820
4.50%, 8/15/30, Callable 8/15/19	450,000	468,891
City of Topeka, Utilities, Revenue Bonds, 4.50%, 8/01/33, Callable 8/01/19	650,000	678,307
City of Wichita KS Water & Sewer Utility Revenue Bonds, 3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,058,851
City of Wichita, GO UT,
4.00%, 6/01/23, Callable 6/01/17 @ 101	405,000	438,044
4.00%, 6/01/24, Callable 6/01/16 @ 101	150,000	158,313
4.00%, 6/01/24, Callable 6/01/17 @ 101	180,000	193,644
4.00%, 6/01/25, Callable 6/01/17 @ 101	820,000	877,441
4.00%, 6/01/26, Callable 6/01/20 @ 101	475,000	506,806

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.8% (continued)
2.50%, 10/01/26, Callable 10/01/21	405,000	382,571
4.00%, 6/01/27, Callable 6/01/20 @ 101	780,000	829,210
2.50%, 10/01/27, Callable 10/01/21	1,335,000	1,248,212
4.00%, 12/01/29, Callable 12/01/20 @ 101	250,000	266,513
City of Wichita, Medical, Revenue Bonds,
5.00%, 11/15/17	200,000	228,308
4.75%, 11/15/24, Pre-refunded 11/15/19 @ 100	810,000	952,082
5.25%, 11/15/24, Pre-refunded 11/15/19 @ 100	2,150,000	2,581,784
5.00%, 11/15/29, Pre-refunded 11/15/21 @ 100	3,070,000	3,732,567
City of Wichita, Nursing Homes, Revenue Bonds, 4.00%, 4/01/27, Pre-refunded 4/01/16 @ 100	680,000	721,868
City of Wichita, Utilities, Revenue Bonds,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,167,120
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,009,022
City of Wichita, Water, Revenue Bonds, 5.00%, 10/01/39, Callable 10/01/19	1,000,000	1,075,530
City of Wichita, Water/Sewer, Revenue Bonds,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,055,220
5.00%, 10/01/29, Callable 10/01/19	750,000	825,645
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,051,200
City of Wichita, Water/Sewer, Revenue Bonds, AGM, 5.00%, 10/01/32, Callable 10/01/17 @ 101	500,000	554,560
City of Wichita, Water/Sewer, Revenue Bonds, AMBAC, 5.13%, 10/01/29, Pre-refunded 10/01/15 @ 101	780,000	832,478
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE FGIC, 5.00%, 10/01/16, Callable 10/01/14	500,000	503,310
Cloud County Public Building Commission, GO, 4.10%, 10/15/32, Callable 10/15/22	225,000	230,661
Coffeyville Community College, Higher Education, Revenue Bonds, 5.05%, 10/01/25, Pre-refunded 10/01/15 @ 100	1,975,000	2,075,804
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	253,920
Commonwealth of Puerto Rico, GO UT, AGM, 5.50%, 7/01/29	275,000	280,605
County of Cherokee, COP, NATL-RE FGIC, 5.00%, 12/01/21, Callable 12/01/15	1,170,000	1,213,676
County of Douglas, GO UT, 4.25%, 9/01/30, Callable 9/01/19	320,000	352,934
County of Franklin, COP, 4.75%, 9/01/21, Callable 9/02/14	750,000	750,840
County of Johnson, GO UT,
4.75%, 9/01/27, Callable 9/01/18	500,000	559,540
3.00%, 9/01/30, Callable 9/01/22	600,000	565,572
County of Scott, GO UT, 5.00%, 4/01/28, Callable 4/01/20	500,000	567,505
County of Sedgwick KS / County of Shawnee, Single Family Housing, Revenue Bonds, GNMA, 6.70%, 6/01/29 †	35,000	36,019
County of Sedgwick, Medical, Revenue Bonds,
5.00%, 8/01/25, Pre-refunded 8/01/15 @ 100	500,000	523,905
5.25%, 8/01/31, Pre-refunded 8/01/15 @ 100	500,000	525,135
County of Shawnee, COP,
5.00%, 9/01/22, Pre-refunded 9/01/15 @ 100	1,640,000	1,725,001
5.00%, 9/01/23, Pre-refunded 9/01/15 @ 100	1,840,000	1,935,367
County of Shawnee, GO UT, AGM, 5.00%, 9/01/19, Callable 9/01/15	700,000	722,988
Cowley County Unified School District No. 465 Winfield, School District, GO UT, NATL-RE, 5.25%, 10/01/15, Callable 9/02/14	50,000	50,168
Crawford County Public Building Commission, Revenue Bonds, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,505,459
Dodge City Community College, Higher Education, Revenue Bonds, 5.13%, 4/01/30, Callable 4/01/20	250,000	262,548
Douglas County Unified School District No. 348 Baldwin City, School District, GO UT, 5.00%, 9/01/30, Callable 9/01/19	1,405,000	1,498,770
Douglas County Unified School District No. 491 Eudora, School District, GO UT, AGM, 5.00%, 9/01/29, Callable 9/01/18	450,000	499,928
Geary County Unified School District No. 475, School District, GO UT, NATL-RE, 5.25%, 9/01/18, Pre-refunded 9/01/15 @ 100	795,000	825,719
Harvey County Unified School District No. 373 Newton, School District, GO UT, FSA, 4.80%, 9/01/18, Callable 9/02/14	635,000	636,975
Harvey County Unified School District No. 373 Newton, School District, GO UT, NATL-RE, 5.00%, 9/01/22, Callable 9/01/18	1,700,000	1,909,100
Hoisington Public Building Corp., Medical, Revenue Bonds, AMBAC, 5.00%, 11/01/23, Pre-refunded 11/01/14 @ 100	1,700,000	1,719,465
Hutchinson Community College & Area Vocational School, Higher Education, COP, 4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,657,279

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.8% (continued)
Johnson & Miami Counties Unified School District No. 230 Spring Hills, School District, GO UT, 5.25%, 9/01/29, Callable 9/01/21	1,500,000	1,742,625
Johnson County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 9/01/20, Callable 9/01/18	325,000	356,034
4.00%, 9/01/22, Callable 9/01/19	415,000	447,764
4.50%, 9/01/22, Callable 9/01/18	100,000	112,102
4.00%, 9/01/24, Callable 9/01/20	500,000	541,415
4.75%, 9/01/24, Callable 9/01/18	790,000	890,046
4.88%, 9/01/25, Callable 9/01/18	200,000	225,720
4.50%, 9/01/27, Callable 9/01/21	955,000	1,047,568
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, AMBAC, 5.00%, 10/01/25, Callable 10/01/16	1,070,000	1,162,234
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, NATL,
5.00%, 10/01/23, Pre-refunded 10/01/14 @ 100	700,000	705,278
5.00%, 10/01/23, Callable 10/01/14	380,000	382,736
Johnson County Unified School District No. 232 De Soto, School District, GO UT, AGM,
5.25%, 9/01/20, Callable 9/01/15	1,325,000	1,390,601
5.25%, 9/01/23, Callable 9/01/15	1,000,000	1,047,850
Johnson County Unified School District No. 232 De Soto, School District, GO UT, NATL-RE, 5.00%, 3/01/15	600,000	616,392
Johnson County Unified School District No. 233 Olathe, School District, GO UT, NATL-RE FGIC, 5.50%, 9/01/14	325,000	325,441
Johnson County Water District No. 1, Water, Revenue Bonds,
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,531,282
3.25%, 12/01/30, Callable 12/01/17	3,615,000	3,583,188
Kansas Development Finance Authority, Development, Revenue Bonds,
4.00%, 6/01/17	695,000	753,276
4.00%, 10/01/20	250,000	270,080
4.00%, 11/01/27, Callable 11/01/19	765,000	799,157
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,258,013
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,255,123
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,780,700
4.00%, 5/01/34, Callable 5/01/22	1,000,000	1,007,910
Kansas Development Finance Authority, Facilities, Revenue Bonds, 5.00%, 10/01/22, Callable 10/01/15	1,140,000	1,195,495
Kansas Development Finance Authority, Facilities, Revenue Bonds, AMBAC, 5.25%, 10/01/17, Callable 9/02/14	135,000	135,343
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	114,212
5.25%, 11/01/28, Callable 11/01/18	305,000	349,228
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE,
5.00%, 5/01/16, Callable 5/01/15	205,000	211,886
5.25%, 11/01/21, Callable 11/01/17	250,000	283,005
5.25%, 11/01/26, Callable 11/01/17	1,200,000	1,348,212
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE FGIC, 5.00%, 4/01/15	250,000	257,858
Kansas Development Finance Authority, GO, 4.75%, 9/01/34, Callable 9/01/19	200,000	211,998
Kansas Development Finance Authority, Higher Education, Revenue Bonds,
4.00%, 3/01/16	700,000	740,026
4.00%, 4/01/24, Callable 4/01/20	230,000	248,336
5.00%, 6/01/28, Pre-refunded 6/01/15 @ 100	2,475,000	2,573,381
5.00%, 4/01/29, Callable 4/01/20	650,000	706,907
Kansas Development Finance Authority, Higher Education, Revenue Bonds, AMBAC,
5.00%, 5/01/21, Pre-refunded 5/01/15 @ 100	2,090,000	2,164,822
5.00%, 10/01/21, Callable 9/02/14	205,000	208,518
Kansas Development Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.00%, 2/01/26, Pre-Refunded 2/01/16 @ 100	2,000,000	2,140,480
Kansas Development Finance Authority, Medical, Revenue Bonds,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,526,954
5.00%, 11/15/22, Callable 11/15/17	260,000	283,582
5.00%, 11/15/22, Callable 11/15/15	500,000	518,365
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,193,810
5.00%, 11/15/24, Callable 11/15/17	1,110,000	1,209,944
5.25%, 1/01/25, Callable 1/01/20	1,500,000	1,736,910
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,636,725
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,070,670

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.8% (continued)
5.50%, 11/15/29, Callable 11/15/19	1,275,000	1,452,148
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,109,100
5.25%, 11/15/30, Callable 11/15/19	250,000	271,280
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,664,910
5.00%, 5/15/35, Callable 5/15/19	330,000	349,500
Kansas Development Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.00%, 11/15/27, Callable 11/15/17	1,875,000	1,966,031
Kansas Development Finance Authority, Transportation, Revenue Bonds,
5.00%, 10/01/14	350,000	352,828
5.00%, 10/01/16	1,585,000	1,734,846
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,457,808
4.63%, 10/01/26, Callable 10/01/18	300,000	332,004
Kansas Development Finance Authority, Transportation, Revenue Bonds, NATL-RE FGIC,
5.00%, 11/01/20, Callable 11/01/16	950,000	1,040,354
5.00%, 11/01/21, Callable 11/01/16	500,000	547,205
5.00%, 11/01/22, Callable 11/01/16	200,000	218,740
4.38%, 11/01/26, Callable 11/01/16	650,000	688,025
Kansas Development Finance Authority, Water, Revenue Bonds,
5.50%, 11/01/15	200,000	213,212
4.00%, 3/01/27, Callable 3/01/19	775,000	820,787
Kansas Power Pool, Power, Revenue Bonds, 5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,027,740
Kansas Power Pool, Utilities, Revenue Bonds, 5.00%, 12/01/23, Callable 12/01/22	200,000	221,792
Kansas Rural Water Finance Authority, Water, Revenue Bonds, 4.10%, 9/01/34, Callable 3/01/21	270,000	269,260
Kansas State Department of Transportation, Transportation, Revenue Bonds,
4.30%, 9/01/21, Callable 9/01/18	575,000	637,640
5.00%, 9/01/24, Callable 9/01/18	1,360,000	1,565,374
Kansas Turnpike Authority, Transportation, Revenue Bonds, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,064,260
La Cygne Public Building Commission, Facilities, Revenue Bonds, 5.00%, 11/01/29, Callable 11/01/19	375,000	399,844
Leavenworth County Unified School District No. 453, School District, GO UT, AGM,
5.25%, 9/01/23, Callable 9/01/19	500,000	564,350
4.75%, 3/01/25, Callable 9/01/19	535,000	585,857
Leavenworth County Unified School District No. 458, School District, GO UT,
5.25%, 9/01/28, Pre-refunded 9/01/19 @ 100	1,250,000	1,494,987
5.00%, 9/01/29, Pre-refunded 9/01/19 @ 100	395,000	467,577
5.00%, 9/01/30, Pre-refunded 9/01/19 @ 100	215,000	254,504
Lyon County Public Building Commission, Facilities, Revenue Bonds, 4.00%, 12/01/21, Callable 12/01/18	500,000	539,045
Maize Public Building Commission, Revenue Bonds, 5.20%, 5/01/31, Callable 5/01/16	1,000,000	1,024,810
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGM, 4.63%, 12/01/38, Callable 12/01/17	820,000	843,206
Miami County Unified School District No. 416 Louisburg, School District, GO UT, NATL-RE,
4.00%, 9/01/15	430,000	447,682
4.00%, 9/01/15	470,000	488,913
5.00%, 9/01/20, Pre-refunded 9/01/16 @ 100	1,235,000	1,352,115
Mitchell County Public Building Commission, Medical, Revenue Bonds, AGM, 4.50%, 3/01/28, Callable 3/01/18	430,000	461,799
Overland Park Transportation Development District, Transportation, Revenue Bonds, 5.90%, 4/01/32, Callable 4/01/20	1,000,000	1,100,570
Pawnee County Public Building Commission, Medical, Revenue Bonds, 4.00%, 2/15/31, Callable 2/15/22	145,000	145,842
Pratt County Public Building Commission, GO, 3.25%, 12/01/32, Callable 12/01/17	1,150,000	1,080,080
Puerto Rico Electric Power Authority, Power, Revenue Bonds, NATL-RE, 5.00%, 7/01/19	1,000,000	1,016,470
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGC, 5.25%, 7/01/36	385,000	350,908
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGM, 5.50%, 7/01/22	630,000	634,782
Reno County Unified School District No. 308 Hutchinson, School District, GO UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,081,830
5.00%, 9/01/25, Pre-refunded 9/01/17 @ 100	200,000	224,338
Rice County Unified School District No. 376 Sterling, School District, GO UT, AGM, 5.25%, 9/01/35, Callable 9/01/19	500,000	551,320
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO UT,
5.00%, 9/01/23, Callable 9/01/19	1,000,000	1,147,650

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.8% (continued)
5.00%, 9/01/27, Pre-refunded 9/01/18 @ 100	1,350,000	1,546,317
Sedgwick County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 8/01/15, Pre-refunded 8/01/14 @ 100	500,000	500,000
5.00%, 8/01/23, Callable 8/01/18	390,000	445,914
5.00%, 8/01/24, Callable 8/01/18	100,000	114,170
5.25%, 8/01/26, Callable 8/01/18	180,000	207,020
5.25%, 8/01/28, Callable 8/01/18	800,000	916,736
Sedgwick County Unified School District No. 259 Wichita, School District, GO UT,
5.00%, 10/01/21, Pre-refunded 10/01/18 @ 100	30,000	34,925
5.00%, 10/01/21, Callable 10/01/18	970,000	1,110,475
Sedgwick County Unified School District No. 261 Haysville, School District, GO UT, AGM,
5.00%, 11/01/19, Callable 11/01/17	1,000,000	1,108,880
5.00%, 11/01/23, Callable 11/01/17	200,000	220,442
Sedgwick County Unified School District No. 262 Valley Center, School District, GO UT, AGM, 5.00%, 9/01/24, Callable 9/01/18	745,000	839,444
Sedgwick County Unified School District No. 265 Goddard, School District, GO UT, AGC, 4.50%, 10/01/24, Callable 10/01/18	250,000	274,798
Sedgwick County Unified School District No. 266 Maize, School District, GO UT, NATL-RE, 5.00%, 9/01/19, Callable 9/01/17	500,000	559,550
Shawne County Unified School District No. 437 Auburn - Washburn, School District, GO UT, 3.95%, 9/01/28, Callable 9/01/20	825,000	895,876
Topeka Public Building Commission, Facilities, Revenue Bonds, NATL-RE, 5.00%, 6/01/27, Callable 6/01/18	2,355,000	2,635,928
University of Kansas Hospital Authority, Medical, Revenue Bonds, 5.00%, 9/01/21, Callable 9/01/16	1,075,000	1,164,580
Wyandotte County Unified School District No. 204 Bonner Springs-Edwardsville, School District, GO UT, NATL-RE FGIC, 5.00%, 9/01/24, Callable 9/01/15	470,000	488,913
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	885,160
Wyandotte County-Kansas City Unified Government Utility System Revenue, Utilities, Revenue Bonds, 5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,193,648
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	974,054
Wyandotte County-Kansas City Unified Government, Facilities, Revenue Bonds, NATL-RE, 6.00%, 5/01/15, Callable 9/02/14	1,015,000	1,018,492
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,153,880
4.00%, 8/01/30, Callable 8/01/20	500,000	530,035
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
4.60%, 10/01/16	75,000	75,839
5.00%, 12/01/21, Callable 6/01/16	420,000	427,955
4.88%, 10/01/28, Callable 10/01/16	475,000	470,896
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds,
4.25%, 9/01/23, Callable 3/01/20	500,000	528,685
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,446,159
Total Municipal Bonds (Cost $179,469,201)		188,808,342

	Shares
Short-Term Investments — 4.7%
Money Market Fund — 4.7%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (a)	9,429,973	9,429,973
Total Short-Term Investments (Cost $9,429,973)		9,429,973

Total Investments (Cost $188,899,174(b)) — 99.5%		$198,238,315
Other assets in excess of liabilities — 0.5%		1,021,431

NET ASSETS — 100.0%		$199,259,746

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2014 (Unaudited)

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 7/31/14.

(a)	Represents the 7 day yield at 7/31/14.

(b)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
COP — Certificate of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
UT — Unlimited Tax
XLCA — Insured by XL Capital Assurance

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$188,808,342	$-	$188,808,342
Short-Term Investments	9,429,973	-	-	9,429,973
Total Investments	$9,429,973	$188,808,342	$-	$198,238,315

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	July 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 2.9%
ARI Fleet Lease Trust 2010-A, Series 2012-B, Class A, 0.45%, 1/15/21, Demand Date 8/15/15 † (a) (b)	379,159	379,003
CAL Funding II Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	330,000	330,373
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.72%, 3/25/27, Demand Date 8/25/14 † (a)	5,405	5,121
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 1.83%, 2/25/33, Demand Date 9/1/14 † (a)	17,293	16,829
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2B, 0.45%, 8/25/33, Demand Date 8/25/14 † (a)	8,083	7,491
Total Asset-Backed Securities (Cost $739,987)		738,817

Collateralized Mortgage Obligations — 4.2%
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 2A1, 2.72%, 7/20/32, Callable 8/20/14 †	391	370
Freddie Mac REMICS, Series 2611, Class HD, 5.00%, 5/15/23	170,647	185,292
Government National Mortgage Association, Series 2011-20, Class A, 1.88%, 4/16/32	132,908	133,487
Sequoia Mortgage Trust,
Series 2012-1, Class 2A1, 3.47%, 1/25/42, Callable 10/25/22 †	170,728	173,450
Series 2012-2, Class A2, 3.50%, 4/25/42 †	281,552	287,709
Series 2013-1, Class 1A1, 1.45%, 2/25/43, Callable 1/25/25	293,126	282,527
Total Collateralized Mortgage Obligations (Cost $1,068,845)		1,062,835

Commercial Mortgage-Backed Securities — 1.5%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 8/15/46	362,966	363,902
Total Commercial Mortgage-Backed Securities (Cost $362,960)		363,902

Corporate Bonds — 69.8%
Consumer Discretionary — 7.0%
Constellation Brands, Inc., 7.25%, 5/15/17	225,000	253,547
H.J. Heinz Co., 3.25%, 3/26/19 †	222,750	222,735
Jarden Corp., 7.50%, 5/01/17	250,000	280,000
L Brands, Inc., 6.90%, 7/15/17	225,000	253,125
Macy's Retail Holdings, Inc., 7.88%, 7/15/15	500,000	534,127
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16 (c)	200,000	220,500
		1,764,034

Energy — 8.1%
Chesapeake Energy Corp., 3.48%, 4/15/19, Callable 4/15/15 †	250,000	251,250
Energy Transfer Partners LP, 6.13%, 2/15/17	300,000	334,454
Enterprise Products Operating LLC, 3.20%, 2/01/16	400,000	414,463
Peabody Energy Corp., 7.38%, 11/01/16	250,000	268,750
Petrobras International Finance Co., 3.88%, 1/27/16 (c)	500,000	515,695
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	250,000	260,000
		2,044,612

Financials — 39.6%
Air Lease Corp., 5.63%, 4/01/17	325,000	353,438
American Express Co., 0.82%, 5/22/18 †	475,000	478,859
American International Group, Inc., 5.60%, 10/18/16	235,000	258,364
Bank of America Corp., 5.75%, 8/15/16	500,000	542,249
Capital One Financial Corp., 1.00%, 11/06/15	450,000	451,437
CIT Group, Inc., 5.00%, 5/15/17	250,000	263,438
Citigroup, Inc., 1.92%, 5/15/18 †	475,000	493,419
CNA Financial Corp., 6.50%, 8/15/16	200,000	221,670
Corp Andina de Fomento, 3.75%, 1/15/16 (c)	250,000	260,290
DDR Corp., 7.50%, 4/01/17	270,000	309,669
Duke Realty LP, 5.95%, 2/15/17	289,000	319,557
E*TRADE Financial Corp., 6.75%, 6/01/16	250,000	270,000
Fifth Third Bancorp, 5.45%, 1/15/17	115,000	125,750
First Tennessee Bank NA, 5.65%, 4/01/16	250,000	264,889

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	July 31, 2014 (Unaudited)

Corporate Bonds — 69.8% (continued)
Financials — 39.6% (continued)
Ford Motor Credit Co. LLC, 3.88%, 1/15/15	500,000	507,472
General Motors Financial Co., Inc., 2.75%, 5/15/16	250,000	253,281
Goldman Sachs Group, Inc. (The), 1.32%, 11/15/18 †	525,000	534,128
Hartford Financial Services Group, Inc., 5.38%, 3/15/17	425,000	467,364
HCP, Inc., 6.00%, 1/30/17	150,000	166,893
Health Care REIT, Inc., 3.63%, 3/15/16	250,000	260,734
Healthcare Realty Trust, Inc., 6.50%, 1/17/17	300,000	334,799
Highwoods Realty LP, 5.85%, 3/15/17	350,000	387,419
International Lease Finance Corp., 5.75%, 5/15/16	250,000	262,031
Jefferies Group LLC, 5.50%, 3/15/16	375,000	401,320
Lazard Group LLC, 6.85%, 6/15/17	125,000	142,038
Morgan Stanley, 4.75%, 3/22/17	500,000	541,494
Unum Group, 7.13%, 9/30/16	335,000	377,755
Wells Fargo & Co., 7.98%, 3/29/49, Callable 3/15/18 †	250,000	284,750
Willis North America, Inc., 6.20%, 3/28/17	290,000	317,472
Zions Bancorp, 4.00%, 6/20/16	100,000	104,698
		9,956,677

Health Care — 0.9%
Boston Scientific Corp., 5.13%, 1/12/17	200,000	217,483

Industrials — 5.8%
CNH Capital LLC, 6.25%, 11/01/16	250,000	268,750
Joy Global, Inc., 6.00%, 11/15/16	200,000	220,915
L-3 Communications Corp., 3.95%, 11/15/16	200,000	211,979
Masco Corp., 6.13%, 10/03/16	250,000	273,782
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16	225,000	244,687
RR Donnelley & Sons Co., 8.60%, 8/15/16	200,000	228,000
		1,448,113

Information Technology — 1.7%
Hewlett-Packard Co., 3.00%, 9/15/16	425,000	441,864

Materials — 1.8%
Vale Overseas, Ltd., 6.25%, 1/23/17 (c)	400,000	442,086

Telecommunication Services — 3.8%
Frontier Communications Corp., 8.25%, 4/15/17	175,000	200,375
Sprint Communications, Inc., 6.00%, 12/01/16	250,000	270,469
Verizon Communications, Inc., 1.00%, 6/17/19 †	475,000	482,149
		952,993

Utilities — 1.1%
Dominion Resources, Inc., 7.50%, 6/30/66, Callable 6/30/16 †	250,000	274,375
Total Corporate Bonds (Cost $17,479,354)		17,542,237

U.S. Government Agency Pass-Through Securities — 13.9%
Federal Home Loan Mortgage Corporation — 3.9%
5.00%, Pool #G13198, 3/01/21	105,036	113,768
5.50%, Pool #G14907, 7/01/24	252,445	275,244
5.50%, Pool #C90872, 12/01/24	307,192	341,315
4.00%, Pool #G18343, 3/01/25	248,499	265,261
		995,588
Federal National Mortgage Association — 4.7%
4.50%, Pool #357644, 11/01/19	142,287	150,475
5.00%, Pool #981257, 5/01/23	211,094	222,941
6.00%, Pool #984262, 6/01/23	175,591	193,606
5.50%, Pool #255668, 3/01/25	178,515	198,369
4.50%, Pool #AL0802, 4/01/25	193,013	205,961
6.00%, Pool #AE0265, 8/01/37	183,117	207,178
		1,178,530

Government National Mortgage Association — 5.3%
6.50%, Pool #781931, 5/15/35	916,258	1,063,805

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	July 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 13.9% (continued)
Government National Mortgage Association — 5.3% (continued)
6.00%, Pool #677226, 8/15/38	234,859	264,877
		1,328,682
Small Business Administration — 0.0% (d)
4.48%, Pool #502966, 5/25/15, Demand Date 10/1/2014 † (a)	1,720	1,713
Total U.S. Government Agency Pass-Through Securities (Cost $3,469,688)		3,504,513

	Shares
Investment Companies — 3.0%
PowerShares Senior Loan Portfolio	18,000	442,980
SPDR Barclays Short Term High Yield Bond ETF	10,000	303,700
Total Investment Companies (Cost $759,020)		746,680

Preferred Stocks — 1.5%
JPMorgan Chase Capital XXIX, 6.70%	10,000	255,100
Raymond James Financial, Inc., 6.90%	5,000	132,250
Total Preferred Stocks (Cost $389,676)		387,350

Short-Term Investments — 2.8%
Money Market Fund — 2.8%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (e)	694,999	694,999
Total Short-Term Investments (Cost $694,999)		694,999

Total Investments (Cost $24,964,529(f)) — 99.6%		$25,041,333
Other assets in excess of liabilities — 0.4%		107,273

NET ASSETS — 100.0%		$25,148,606

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 7/31/14.

(a)
The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date.  The demand date, and not the stated maturity date, is the dated used to determine the average maturity for the Fund.

(b)
Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $709,376, or 2.82% of net assets.

(c)	Foreign security incorporated outside the United States.

(d)	Amount rounds to less than 0.05%.

(e)	Represents the 7 day yield at 7/31/14.

(f)	See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
LP — Limited Partnership

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	July 31, 2014 (Unaudited)

REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$738,817	$-	$738,817
Collateralized Mortgage Obligations	-	1,062,835	-	1,062,835
Commercial Mortgage Backed Securities	-	363,902	-	363,902
Corporate Bonds	-	17,542,237	-	17,542,237
U.S. Govt. Agency Pass-Through Securities	-	3,504,513	-	3,504,513
Investment Companies	746,680	-	-	746,680
Preferred Stocks	387,350	-	-	387,350
Short-Term Investments	694,999	-	-	694,999
Total Investments	$1,829,029	$23,212,304	$-	$25,041,333

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	July 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Collateralized Mortgage Obligations — 0.5%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.54%, 6/25/34, Callable 2/25/15 †	42,071	43,334
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.66%, 4/25/24, Demand Date 8/25/14 † (a)	39,043	40,495
Series 2002-44, Class FJ, 1.16%, 4/25/32, Demand Date 8/25/14 † (a)	40,959	42,134
Series 2002-60, Class FV, 1.16%, 4/25/32, Demand Date 8/25/14 † (a)	29,616	30,434
Series 2002-66, Class FG, 1.16%, 9/25/32, Demand Date 8/25/14 † (a)	34,002	34,945
Series 2002-69, Class FA, 1.16%, 10/25/32, Demand Date 8/25/14 † (a)	29,420	30,233
Series 2003-106, Class FA, 1.06%, 11/25/33, Demand Date 8/25/14 † (a)	18,693	19,120
Series 2007-88, Class FW, 0.71%, 9/25/37, Demand Date 8/25/14 † (a)	28,386	28,611
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 11/25/19	63,741	74,255
Freddie Mac REMICS, Series 1382, Class KA, 1.30%, 10/15/22, Demand Date 8/15/14 † (a)	36,833	37,764
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.61%, 3/25/18, Demand Date 8/25/14 † (a)	25,186	24,551
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.14%, 3/25/33, Callable 8/25/14 †	53,689	53,906
Total Collateralized Mortgage Obligations (Cost $447,843)		459,782

Commercial Mortgage-Backed Securities — 0.3%
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.75%, 6/10/46 †	188,675	201,383
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	122,166	122,571
Total Commercial Mortgage-Backed Securities (Cost $318,380)		323,954

Corporate Bonds — 49.4%
Consumer Discretionary — 5.5%
Constellation Brands, Inc., 7.25%, 5/15/17	910,000	1,025,456
H.J. Heinz Co., 4.25%, 10/15/20, Callable 4/15/15	975,000	970,125
Hanesbrands, Inc., 6.38%, 12/15/20, Callable 12/15/15	1,000,000	1,067,500
Hertz Corp. (The), 6.75%, 4/15/19, Callable 4/15/15	975,000	1,023,750
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16 (b)	500,000	551,250
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19, Callable 11/15/15	950,000	1,016,500
		5,654,581

Energy — 4.4%
Chesapeake Energy Corp., 3.48%, 4/15/19, Callable 4/15/15 †	1,000,000	1,005,000
Energy Transfer Partners LP, 4.15%, 10/01/20, Callable 8/01/20	550,000	577,915
Kinder Morgan Energy Partners LP, 6.00%, 2/01/17	850,000	944,003
Peabody Energy Corp., 7.38%, 11/01/16	925,000	994,375
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	1,000,000	1,040,000
		4,561,293

Financials — 28.9%
American Express Co., 0.82%, 5/22/18 †	1,425,000	1,436,578
American International Group, Inc., 5.85%, 1/16/18	500,000	566,640
Bank of America Corp., 5.65%, 5/01/18	1,125,000	1,266,270
Bear Stearns Cos. LLC (The), 7.25%, 2/01/18	1,300,000	1,533,632
Boston Properties LP, 5.63%, 11/15/20, Callable 8/15/20	825,000	944,503
Capital One Financial Corp., 1.00%, 11/06/15	1,000,000	1,003,194
CIT Group, Inc., 5.00%, 5/15/17	960,000	1,011,600
Citigroup, Inc., 6.13%, 5/15/18	1,100,000	1,259,020
DDR Corp., 7.88%, 9/01/20	785,000	986,956
E*TRADE Financial Corp., 6.75%, 6/01/16	900,000	972,000
First Horizon National Corp., 5.38%, 12/15/15	800,000	844,238
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	800,000	835,640
General Electric Capital Corp., 4.38%, 9/16/20	1,450,000	1,585,868
General Motors Financial Co., Inc., 4.75%, 8/15/17	850,000	893,563

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	July 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 49.4% (continued)
Financials — 28.9% (continued)
Goldman Sachs Group, Inc. (The), 1.32%, 11/15/18 †	1,500,000	1,526,080
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	990,000	983,905
Health Care REIT, Inc., 4.70%, 9/15/17	700,000	764,272
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21	920,000	900,277
International Lease Finance Corp., 5.75%, 5/15/16	575,000	602,672
Jefferies Group LLC, 5.13%, 4/13/18	975,000	1,064,384
Lazard Group LLC, 6.85%, 6/15/17	835,000	948,815
Morgan Stanley, 4.75%, 3/22/17	1,000,000	1,082,988
Petrobras International Finance Co., 6.13%, 10/06/16 (b)	1,000,000	1,088,590
Principal Financial Group, Inc., 8.88%, 5/15/19	850,000	1,088,944
Prudential Financial, Inc., 5.38%, 6/21/20	935,000	1,066,437
SLM Corp., 3.88%, 9/10/15	1,000,000	1,017,500
Stifel Financial Corp., 4.25%, 7/18/24	420,000	420,296
TD Ameritrade Holding Corp., 5.60%, 12/01/19	900,000	1,042,980
Unum Group, 5.63%, 9/15/20	765,000	876,038
		29,613,880

Materials — 4.8%
Dow Chemical Co. (The), 8.55%, 5/15/19	840,000	1,070,890
LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 (b)	1,025,000	1,145,437
NOVA Chemicals Corp., 8.63%, 11/01/19, Callable 11/01/14 (b)	825,000	867,797
Rock-Tenn Co., 4.45%, 3/01/19	750,000	812,753
Vale Overseas, Ltd., 6.25%, 1/23/17 (b)	925,000	1,022,325
		4,919,202

Telecommunication Services — 3.8%
CSC Holdings LLC, 8.63%, 2/15/19	900,000	1,060,875
Time Warner Cable, Inc., 6.75%, 7/01/18	700,000	820,516
Verizon Communications, Inc., 6.55%, 9/15/43	850,000	1,071,375
Virgin Media Finance PLC, 8.38%, 10/15/19, Callable 10/15/14 (b)	862,000	906,178
		3,858,944

Utilities — 2.0%
Enterprise Products Operating LLC, 5.20%, 9/01/20	940,000	1,067,595
Exelon Generation Co. LLC, 6.20%, 10/01/17	900,000	1,017,985
		2,085,580
Total Corporate Bonds (Cost $49,858,617)		50,693,480

Mortgage Derivatives - IO STRIPS — 0.0% (c)
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	162,742	28,448
Series 386, Class 2, 5.00%, 11/25/37 †	115,364	19,994
Total Mortgage Derivatives - IO STRIPS (Cost $100,822)		48,442

U.S. Government Agency Pass-Through Securities — 20.5%
Federal Home Loan Mortgage Corporation — 11.8%
6.00%, Pool #J01657, 4/01/21	42,513	45,609
4.50%, Pool #E02698, 6/01/25	511,522	549,168
3.00%, Pool #J19194, 5/01/27	1,812,290	1,868,398
2.38%, Pool #846367, 4/01/29, Demand Date 1/01/15 † (a)	6,114	6,496
6.50%, Pool #C00742, 4/01/29	189,721	216,080
7.50%, Pool #G01548, 7/01/32	56,596	68,686

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	July 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 20.5% (continued)
Federal Home Loan Mortgage Corporation — 11.8% (continued)
6.00%, Pool #G04457, 5/01/38	143,259	160,620
5.00%, Pool #A89640, 11/01/39	827,111	916,434
5.50%, Pool #G05903, 3/01/40	479,721	535,811
4.50%, Pool #C03517, 9/01/40	853,180	918,352
3.50%, Pool #Q08998, 6/01/42	1,307,516	1,331,663
3.50%, Pool #Q11547, 9/01/42	2,383,337	2,427,352
3.50%, Pool #G08554, 10/01/43	3,004,113	3,059,593
		12,104,262

Federal National Mortgage Association — 7.6%
3.00%, Pool #AJ9355, 1/01/27	1,202,642	1,243,225
3.00%, Pool #AK6784, 3/01/27	975,143	1,008,053
4.50%, Pool #MA0776, 6/01/31	487,123	529,964
1.99%, Pool #708318, 6/01/33, Demand Date 12/01/14 † (a)	32,095	32,558
2.28%, Pool #759385, 1/01/34, Demand Date 1/01/15 † (a)	64,654	69,490
1.93%, Pool #776486, 3/01/34, Demand Date 11/01/14 † (a)	65,241	69,976
2.63%, Pool #791523, 7/01/34, Demand Date 1/01/15 † (a)	87,893	94,688
1.90%, Pool #810896, 1/01/35, Demand Date 11/01/14 † (a)	455,809	480,279
5.00%, Pool #735580, 6/01/35	418,065	461,920
5.50%, Pool #AD0110, 4/01/36	278,027	313,357
7.00%, Pool #979909, 5/01/38	60,233	69,510
6.00%, Pool #AD4941, 6/01/40	280,947	317,598
3.00%, Pool #AU1629, 7/01/43	3,143,738	3,086,676
		7,777,294

Government National Mortgage Association — 1.1%
6.50%, Pool #455165, 7/15/28	170,107	193,156
6.25%, Pool #724720, 4/20/40	33,583	37,340
4.00%, Pool #4853, 11/20/40	873,723	928,562
		1,159,058
Total U.S. Government Agency Pass-Through Securities (Cost $20,799,831)		21,040,614

U.S. Government Agency Securities — 1.6%
Federal Home Loan Mortgage Corporation — 1.1%
3.75%, 3/27/19	1,000,000	1,089,940
		1,089,940
Federal National Mortgage Association — 0.5%
1.38%, 11/15/16	500,000	507,048
		507,048
Total U.S. Government Agency Securities (Cost $1,597,192)		1,596,988

U.S. Treasury Obligations — 25.2%
U.S. Treasury Bonds — 10.6%
3.88%, 8/15/40	3,400,000	3,787,280
3.00%, 5/15/42	5,300,000	5,022,990
3.63%, 2/15/44	1,975,000	2,095,043
		10,905,313

U.S. Treasury Notes — 14.6%
2.63%, 4/30/16	1,000,000	1,038,555
2.75%, 2/15/19	1,450,000	1,519,668
2.63%, 11/15/20	1,000,000	1,032,305
2.13%, 8/15/21	1,350,000	1,340,877
1.63%, 8/15/22	2,425,000	2,292,573
1.75%, 5/15/23	4,255,000	4,013,329
2.75%, 11/15/23	1,000,000	1,020,820

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	July 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Obligations — 25.2% (continued)
U.S. Treasury Notes — 14.6% (continued)
2.75%, 2/15/24	2,600,000	2,649,054
		14,907,181
Total U.S. Treasury Obligations (Cost $25,314,906)		25,812,494

	Shares
Investment Companies — 0.5%
PowerShares Senior Loan Portfolio	20,000	492,200
Total Investment Companies (Cost $495,764)		492,200

Short-Term Investments — 1.8%
Money Market Fund — 1.8%
Federated Government Obligations Fund, Institutional Shares, 0.01% (d)	1,826,927	1,826,927
Total Short-Term Investments (Cost $1,826,927)		1,826,927

Total Investments (Cost $100,760,282(e)) — 99.8%		$102,294,881

Other assets in excess of liabilities — 0.2%		254,612

NET ASSETS — 100.0%		$102,549,493

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 7/31/14.

(a)
The demand date is either (i) the date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is used to determine the average maturity for the fund.

(b)	Foreign security incorporated outside the United States.

(c)	Amount rounds to less than 0.05%

(d)	Represents the 7 day yield at 7/31/14.

(e)	See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
GNMA — Government National Mortgage Association
IO — Interest Only
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Separately Traded Registered Interest and Principal of Securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	July 31, 2014 (Unaudited)

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$-	$459,782	$-	$459,782
Commercial Mortgage-Backed Securities	-	323,954	-	323,954
Corporate Bonds	-	50,693,480	-	50,693,480
Investment Companies	492,200	-	-	492,200
Mortgage Derivatives - IO STRIPS	-	48,442	-	48,442
U.S. Government Agency Pass-Through Securities	-	21,040,614	-	21,040,614
U.S. Government Agency Securities	-	1,596,988	-	1,596,988
U.S. Treasury Obligations	-	25,812,494	-	25,812,494
Short-Term Investments	1,826,927	-	-	1,826,927
Total Investments	$2,319,127	$99,975,754	$-	$102,294,881

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 99.4%
U.S. Treasury Inflation-Indexed Bonds — 43.5%
0.38%, 7/15/23	16,109,084	16,376,527
2.38%, 1/15/25	23,611,085	28,536,215
2.00%, 1/15/26	8,389	9,875
2.38%, 1/15/27	17,725,098	21,757,558
1.75%, 1/15/28	2,271	2,622
3.63%, 4/15/28	2,588,450	3,640,918
2.50%, 1/15/29	1,588,772	2,011,099
2.13%, 2/15/41	6,517	8,433
0.75%, 2/15/42	11,158,832	10,627,917
1.38%, 2/15/44	13,084,861	14,560,991
		97,532,155

U.S. Treasury Inflation-Indexed Notes — 55.9%
0.50%, 4/15/15	2,140,418	2,161,488
0.13%, 4/15/16	34,043,895	34,783,295
0.13%, 4/15/17	20,212,890	20,752,170
0.13%, 4/15/18	18,625,665	19,086,222
1.25%, 7/15/20	1,036,194	1,127,548
1.13%, 1/15/21	17,996,636	19,365,369
0.13%, 7/15/22	2,289,127	2,295,386
0.13%, 1/15/23	16,519,717	16,411,958
0.63%, 1/15/24	8,869,389	9,164,917
		125,148,353
Total U.S. Treasury Inflation-Indexed Securities (Cost $219,868,428)		222,680,508
	Shares
Short-Term Investments — 0.5%
Money Market Fund — 0.5%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (a)	1,024,925	1,024,925
Total Short-Term Investments (Cost $1,024,925)		1,024,925

Total Investments (Cost $220,893,354(b)) — 99.9%		$223,705,433
Other assets in excess of liabilities — 0.1%		200,019

NET ASSETS — 100.0%		$223,905,452

*	Amount rounds to less than 0.05%.

(a)	Represents the 7 day yield at 7/31/14.

(b)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2014 (Unaudited)

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts ─(0.1)%
Futures Contracts Purchased— 0.0%*
22	September 2014, 10-Year Treasury Note, expiration 9/19/14	2,741,406	(78)
Futures Contracts Sold— (0.1)%
(35)	September 2014, 2-Year Treasury Note, expiration 9/30/14	(7,679,766)	(4,531)
(6)	September 2014, 5-Year Treasury Note, expiration 9/30/14	(713,016)	938
(45)	September 2014, Long U.S. Treasury Bond, expiration 9/19/14	(6,183,281)	(70,906)
(46)	September 2014, Ultra Long U.S. Treasury Bond, expiration 9/19/14	(6,938,813)	(84,094)
			(158,593)
			(158,671)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$-	$222,680,508	$-	$222,680,508
Short-Term Investments	1,024,925	-	-	1,024,925
Total Investments	$1,024,925	$222,680,508	$-	$223,705,433

Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$(78)	-	-	$(78)
Futures Contracts Sold	(158,593)	-	-	(158,593)
Total Other Financial Instruments	$(158,671)	$-	$-	$(158,671)

**	Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/(depreciation).

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments
July 31, 2014 (Unaudited)

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers seven (7) series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of portfolio investments of each of the seven active series (individually, a "Fund"; collectively, the "Funds").

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies not traded on an exchange are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC (“American Independence” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of July 31, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Financial Futures Contracts

The Funds, except for Kansas Tax-Exempt Bond Fund, may enter into financial futures contracts to hedge their interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at July 31, 2014 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Transactions

For hedging purposes, certain Funds (Stock Fund, Risk-Managed Allocation Fund, Boyd Watterson Short-Term Enhanced Bond Fund, Boyd Watterson Core Plus Fund, and U.S. Inflation-Indexed Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require a Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has a realized gain or loss.

If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by a Fund. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in a Fund’s selling or buying a security or currency at a price different from the current market value. The details of each Fund’s open options contracts at July 31, 2014 (where applicable) are contained in that Fund’s Schedule of Portfolio Investments.

Investments in Derivatives

The Funds, except for the Kansas Tax-Exempt Bond Fund and Risk-Managed Allocation Fund, may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At July 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Stock Fund	$113,935,220	$9,583,801	$(4,396,428)	$5,187,373
Risk-Managed Allocation Fund	24,749,585	593,583	(353,242)	240,341
International Alpha Strategies Fund	54,966,654	6,994,397	(1,138,391)	5,856,006
Kansas Tax-Exempt Bond Fund	188,899,174	10,440,389	(1,101,248)	9,339,141
Boyd Watterson Short-Term Enhanced Bond Fund	24,964,529	156,529	(79,725)	76,804
Boyd Watterson Core Plus Fund	100,784,714	1,971,126	(460,959)	1,510,167
U.S. Inflation-Indexed Fund	222,142,792	3,641,822	(2,079,181)	1,562,641

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

5. Subsequent Events:

Effective June 30, 2014, the Sub-Advisory Agreements between American Independence Financial Services, LLC (“American Independence”), the Adviser to the Boyd Watterson Short-Term Enhanced Fund and the Boyd Watterson Core Plus Fund (“the Funds”), and Boyd Watterson Asset Management, LLC (“Boyd Watterson”), the Sub-Adviser to the Funds, were terminated due to a change in control of Boyd Watterson effective July 1, 2014. A meeting was held September 5, 2014 by the Shareholders of each Fund to approve a New Sub-Advisory Agreement (“the New Agreement”) between American Independence and Boyd Watterson on behalf of the Funds with substantially the same terms and conditions of the terminated agreements. The New Agreement was approved by Shareholders. Details regarding the vote on the proposal for each Fund were as follows:

Record Date Shares	Shares Voted	In Favor	Against	Abstained	% Voted	% in Favor
Boyd Watterson Short-Term Enhanced Bond Fund
2,493,189	1,791,641	1,791,641	-	-	71.86%	100.00%
Boyd Watterson Core Plus Fund
9,332,867	8,982,721	8,982,721	-	-	96.25%	100.00%

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)     The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)     Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: September 25, 2014

By (Signature and Title)

/s/ Susan L. Silva
Susan L. Silva
Treasurer

Date: September 25, 2014